Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income taxes
Schedule of income by tax jurisdictions
Income by tax jurisdictions:

	Year E nded December 31,
	2021	2022	2023
	RMB	RMB	RMB
Income from China operations	5,593,215	7,254,315	9,825,456
Income from non-China operations	280,060	822,889	161,546

Total income before tax and share of income (loss) of equity method investees	5,873,275	8,077,204	9,987,002

	Year E nded December 31,
	2021	2022	2023
	RMB	RMB	RMB
Income tax expenses
Current tax	1,374,720	1,709,300	1,750,493
Deferred tax	(152,016)	49,510	115,511

Total tax expenses	1,222,704	1,758,810	1,866,004

Schedule of reconciliation of the income tax expense to income before income tax expense and share of loss of affiliates

	Year E nded December 31,
	2021	2022	2023
	RMB	RMB	RMB
Income before income tax and share of income (loss) of equity method investees	5,873,275	8,077,204	9,987,002
Computed income tax expense at PRC EIT tax rate	1,468,319	2,019,301	2,496,751
Effect of non-deductible expenses, including:
-Share-based compensation expenses	160,204	74,676	153,469
-Other non-deductible expenses	32,390	42,960	14,653
Effect of different tax rates of subsidiaries operating in other jurisdiction	79,923	(236,479)	(53,121)
Effect of tax holidays and preferential tax rates granted to PRC entities	(538,797)	(927,595)	(824,300)
Effect of non-taxable income	(51,395)	(162,051)	(20,279)
Change in valuation allowance	72,060	198,761	(49,919)
Tax on dividends and undistributed earnings	—	749,237	148,750

Income tax expenses	1,222,704	1,758,810	1,866,004

Schedule of aggregate amount and per share effect of the tax holidays and tax concessions

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
The aggregate effect	538,797	927,595	824,300
Per share effect:
Class A and Class B ordinary share:
—basic	3.96	7.29	7.45
—diluted	3.88	7.24	7.32

Schedule of the principal components of deferred tax assets

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax assets:
Net operating loss carry forwards	492,240	450,280
Allowance for doubtful debts	21,080	25,022
Impairment of investments	21,767	21,197
Inventory write-down	295,559	174,547
Deferred income	359,504	438,494
Impairment of long-lived assets	165,222	179,153
Others	7,178	8,873
Less: valuation allowance	(680,780)	(612,549)

Total deferred tax assets-non-current	681,770	685,017

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax liabilities :
Fair value adjustments of long-lived assets from business acquisition	535,263	508,669
Withholding tax on undistributed earnings	—	150,000
Others	38,471	33,823

Total deferred tax liabilities-non-current	573,734	692,492